Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2021	2022
	$	$
Staff advances	134	61
Prepayment for products	2,346	1,174
Advance to OEMs	16,939	14,285
Rental and other deposits	1,010	736
VAT recoverable	2,696	1,836
Receivable from an export/import agent	1,138	-
Investment of convertible bond	238	338
Cash loan	100	100
Others	366	354
	25,160	18,884
Less: provision	(11,327)	(11,383)

	13,640	7,501

Provisions were $11,327 and $11,383 as of December 31, 2021 and 2022, respectively. The Group reviews staff advances, rental and other deposits, receivable from an agent and other for expected credit loss. The Group determined the allowance based on known troubled accounts, historical experience, and other currently available evidence.